Subordinated Debt - Summary of Group's Liabilities Arising from Financing Activities (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt securities issued	₸ 99,468	₸ 140,378	₸ 139,711
Financing cash flows	(41,261)
Changes in amortized cost	351	667
Subordinated Debt Securities [Member]
Disclosure of detailed information about borrowings [line items]
Debt securities issued	62,369	67,608	₸ 67,665
Financing cash flows	(5,300)
Changes in amortized cost	₸ 61	₸ (57)